THE TREASURER'S FUND

                                  ANNUAL REPORT
                               OCTOBER 31, 2001(a)

TO OUR SHAREHOLDERS,

      Have we seen the worst or have we just hit a bump in a long and bumpy road? Recent action in the equity markets may suggest a possible turn. Given that short-term interest rates are at 40 year lows, it's no wonder that investors may be looking to put more money at risk for possible higher potential returns.

      There is no mistaking that the economic numbers continue to be on the weak side, especially when looking at the labor situation with the latest reading for October at 5.4% of the work force unemployed. Plus, domestic manufacturing continues to contract suggesting that any possible turn may indeed be farther away. But it is important to remember that these economic series are lagging indicators and are usually the last to turn.

      On the other side, when looking at the leading edge, we see equity prices, retail sales and consumer confidence all pointing upwards. Also, keep in mind that several dynamics are beginning to or are about to come into play. Namely, ten monetary easings since the first of the year driving the Fed funds target rate from 6.5% to 2.0%. A major fiscal stimulus package is now working its way through Congress. And maybe most importantly, U.S. homeowners are now completing a record number of mortgage refinancings. Prior to September 11, one could have argued that the economy's yearlong slide from the equity market bubble burst was starting to stabilize. No doubt those tragic events played heavily on U.S. consumers, and still do. The U.S. airline industry, whose very existence plays such an intricate role in our economic well being, still faces major problems. But maybe, just maybe, the markets are starting to look forward and are looking past the bumps.

SPECIAL NOTE

      It is with much sadness that we report the passing of two of our valued friends and Directors during the past year: Felix J. Christiana, who had been a board member since the Treasurer's Fund inception in 1987, and Richard N. Daniel, who joined the Fund in 1997. The Board of Directors acknowledges with great appreciation the passionate contributions, guidance and friendship given by Mr. Christiana and Mr. Daniel during their tenure with the Fund. Their dedicated and exceptional service will be greatly missed by the Board of Directors and Officers of the Fund.

-------------------------------------------
(a) The Fund's fiscal year ends October 31.

WWW.GABELLI.COM

      Please visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                              WHO                    WHEN
                              ---                    ----
      Special Chats:          Mario J. Gabelli       First Monday of each month
                              Howard Ward            First Tuesday of each month

      In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                   DECEMBER        JANUARY        FEBRUARY
                   --------        -------        --------
    1st Wednesday  Tim O'Brien     Walter Walsh   Charles Minter & Martin Weiner
    2nd Wednesday  Caesar Bryan    Lynda Calkin   Ivan Arteaga
    3rd Wednesday  Ivan Arteaga    Hart Woodson   Tim O'Brien
    4th Wednesday  Barbara Marcin  Caesar Bryan   Barbara Marcin
    5th Wednesday                  Barbara Marcin

      All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

      You may sign up for our HIGHLIGHTS e-mail newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

CONCLUSION

      We thank you for your loyalty and, as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                                                     Sincerely,
                                                 /S/ JUDITH A. RANERI
                                                     JUDITH A. RANERI
                                                     Portfolio Manager

November 21, 2001

NOTE: The views expressed in this report reflect those of the portfolio manager, only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO
                                  -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                           CREDIT         MARKET
     AMOUNT                                                                                            RATINGS*         VALUE
    ---------                                                                                          --------        ------

               COMMERCIAL PAPER - 18.1%
  $20,000,000  Apreco Inc., 2.510%, 11/15/01 ..................................................        P1/A1+       $ 19,980,478
   20,000,000  Clipper Receivables Corp., 2.520%, 11/09/01 ....................................        P1/A1          19,988,800
   20,000,000  Grand Funding Corp., 2.340%, 11/19/01 ..........................................        P1/A1+         19,976,600
   10,000,000  Louis Dreyfus Corp., 2.320%, 11/28/01 ..........................................        P1/A1+          9,982,600
   15,000,000  Sweetwater Capital Corp., 2.310%, 11/29/01 .....................................        P1/A1+         14,973,050
    5,099,000  Sweetwater Capital Corp., 3.870%, 11/30/01 .....................................        P1/A1+          5,083,104
   20,000,000  Three Rivers Funding Corp., 2.520%, 11/02/0 ....................................        P1/A1          19,998,600
                                                                                                                    ------------
               TOTAL COMMERCIAL PAPER                                                                                109,983,232
                                                                                                                    ------------
               ADJUSTABLE RATE SECURITIES - 7.8%
    4,800,000  California Housing Financial Agency Revenue Bond, 2.550%, 11/07/01,
                 FSA Insured, 02/01/17+ .......................................................        VMIG1/A1        4,800,000
    5,000,000  Cleveland Ohio Airport System Revenue Bond, Series E, 2.550%, 11/07/01,
                 Letter of Credit - Toronto Dominion Bank, 01/01/20+ ..........................        VMIG1/A1+       5,000,000
    1,900,000  Health Insurance Plan of Greater New York Revenue Bond, Series B-1,
                 2.500%, 11/07/01, Letter of Credit - Morgan Guaranty Trust, 07/01/16+ ........         NR/A1+         1,900,000
    3,300,000  New Jersey Economic Development Authority Economic Development Revenue
                 Bond, MSNBC / CNBC, Series A, 2.610%, 11/01/01, Letter of Credit -
                 Bayerische Hypo - und Vereinsbank AG, 10/01/21+ ..............................         P1/A1+         3,300,000
    1,040,000  New Jersey Economic Development Authority Revenue Bond, Economic Growth,
                 Series E-2, 2.550%, 11/01/01, Letter of Credit - LaSalle National Bank,
                 08/01/14+ ....................................................................         NR/A1+         1,040,000
   20,000,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th St.
                 Housing, Series B, 2.550%, 11/07/01, Letter of Credit - Bayerische Hypo -
                 und Vereinsbank AG, 11/01/33+ ................................................        VMIG1/NR       20,000,000
    5,000,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th St.
                 Housing, Series B, 2.550%, 11/07/01, Letter of Credit - Bayerische Hypo -
                 und Vereinsbank AG, 11/01/33+ ................................................        VMIG1/NR        5,000,000
    6,000,000  New York State Housing Finance Agency Revenue Bond, West 23rd St.
                 Housing, Series B, 2.550%, 11/07/01, Letter of Credit - Bayerische Hypo -
                 und Vereinsbank AG, 11/01/33+ ................................................        VMIG1/NR        6,000,000
                                                                                                                    ------------
               TOTAL ADJUSTABLE RATE SECURITIES                                                                      47,040,000
                                                                                                                    ------------
               U.S. GOVERNMENT AGENCY MORTGAGES - 30.1%
   24,000,000  Federal Farm Credit Bank, 2.100% to 6.875%, 11/01/01 to 05/01/02 ...............                       24,056,414
   98,165,000  Federal Home Loan Bank, 2.470% to 7.450%, 12/12/01 to 10/29/02 .................                       98,321,851
    5,500,000  Federal Home Loan Mortgage Corp., 6.630% to 7.750%, 11/07/01 to 12/28/01 .......                        5,527,437
   10,000,000  Federal National Mortgage Assoc. Discount Note, 3.475%, 12/20/01 ...............                        9,952,701
   10,000,000  Federal National Mortgage Assoc., 4.030%, 06/28/02 .............................                       10,000,000
   20,000,000  Student Loan Marketing Assoc., 2.650% to 3.700%, 10/25/02 ......................                       20,000,000
   15,000,000  Student Loan Marketing Assoc., 2.509% to 2.559%, 11/06/01, 11/15/01 to 03/18/02+                       14,998,744
                                                                                                                    ------------
               TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ..........................................................     182,857,147
                                                                                                                    ------------
               U.S. GOVERNMENT SECURITIES - 3.3%
   20,000,000  U.S. Treasury Bill, 2.150%, 11/29/01 ...........................................                       19,966,555
                                                                                                                    ------------
               REPURCHASE AGREEMENTS - 42.5%
   65,000,000  ABN AMRO, 2.580%, dated 10/31/01, due 11/01/01,
                 proceeds at maturity, $65,004,658 (a) ........................................                       65,000,000
   93,103,101  Bear Stearns & Co., 2.580%, dated 10/31/01, due 11/01/01,
                 proceeds at maturity, $93,109,773 (b) ........................................                       93,103,101

                See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         MARKET
     AMOUNT                                                                                                            VALUE
    ---------                                                                                                         ------

               REPURCHASE AGREEMENTS - (CONTINUED)
 $100,000,000  Warburg Dillon Reed, 2.630%, dated 10/31/01, due 11/01/01,
                  proceeds at maturity, $100,007,306 (c) ......................................                     $100,000,000
                                                                                                                    ------------
               TOTAL REPURCHASE AGREEMENTS .....................................................................     258,103,101
                                                                                                                    ------------
TOTAL INVESTMENTS (Cost $617,950,035) (d) .....................................................           101.8%    $617,950,035
PAYABLE TO MANAGER ............................................................................              0.0        (154,498)
PAYABLE TO ADMINISTRATOR ......................................................................              0.0         (41,681)
DIVIDENDS PAYABLE .............................................................................             (0.1)       (326,333)
OTHER ASSETS AND LIABILITIES (NET) ............................................................             (1.7)    (10,172,276)
                                                                                                           -----    ------------
NET ASSETS (607,342,846 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) .........................................           100.0%    $607,255,247
                                                                                                          ======    ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................................    $607,261,709
Distributions in excess of net investment income ...............................................................          (6,462)
                                                                                                                    ------------
NET ASSETS .....................................................................................................    $607,255,247
                                                                                                                    ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (569,816,395 shares outstanding) ..........................................................................          $ 1.00
                                                                                                                          ======
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (37,526,451 shares outstanding) ...........................................................................          $ 1.00
                                                                                                                          ======

--------------------------------------------------------------------------------
 + Variable rate security. The first short term date shown is the next rate change date.
(a) Collateralized by Federal Home Loan Mortgage Corp., 5.625%, due 03/15/11, market value $67,166,849.
(b) Collateralized by U.S. Treasury STRIPS, due 02/15/12 to 08/15/17, market value $98,466,032.
(c) Collateralized by Federal Home Lone Mortgage Corp., 6.625%, due 09/15/09, market value $103,082,212.
(d) Aggregate cost for Federal tax purposes.
 * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT         MARKET
     AMOUNT                                                                                             RATINGS*         VALUE
    ---------                                                                                           --------        ------

               SHORT-TERM MUNICIPAL OBLIGATIONS - 99.7%

               ALABAMA - 2.2%
   $2,000,000  Columbia Industrial Development Board Pollution Control Revenue Bond,
                 Alabama Power Co. Project, Series D, 2.150%, 11/01/01, 10/01/22+ .............        VMIG1/A1     $  2,000,000
      800,000  McIntosh Industrial Development Board Environmental Improvement
                 Revenue Bond, CIBC Specialty, Series D, 2.050%, 11/01/01, 07/01/28+ ..........        NR/A1             800,000
    1,000,000  Mobile Industrial Development Board Exempt Facility Revenue Bond,
                 Kimberly-Clark Tissue Project, 2.150%, 11/07/01, 04/01/15+ ...................        P1/A1+          1,000,000
    1,300,000  Phenix County Industrial Development Board Environmental Improvement
                 Revenue Bond, Mead Coated Board Project, Series A, AMT,
                 2.100%, 11/01/01, Letter of Credit - Toronto Dominion Bank, 06/01/28+ ........        NR/A1+          1,300,000
      800,000  Stevenson Industrial Development Board Environmental Improvement
                 Revenue Bond, Mead Corp. Project, 1.990%, 11/01/01, Letter of Credit -
                 Bank of America NA, 11/01/16+ ................................................        NR/A1+            800,000
                                                                                                                    ------------
               TOTAL ALABAMA ...................................................................................       5,900,000
                                                                                                                    ------------
               ALASKA - 0.4%
    1,000,000  Anchorage Tax Anticipation Notes, 3.750%, 12/14/01 .............................        MIG1/SP1+       1,000,687
                                                                                                                    ------------
               ARIZONA - 2.4%
    2,000,000  Mesa Municipal Development Corp. Commercial Paper Revenue Notes,
                 Special Tax Updates, Series A, 2.000%, Letter of Credit -
                 Westdeutsche Landesbank, 11/26/01 ............................................        VMIG1/A1+       2,000,000
    1,670,000  Mesa Municipal Development Corp. Commercial Paper Revenue Notes,
                 Special Tax Updates, Series A, 2.100%, 11/26/01, Letter of Credit -
                 Westdeutsche Landesbank, 11/26/01 ............................................        VMIG1/A1+       1,670,000
    2,700,000  Scottsdale Industrial Development Authority Hospital Revenue Bond,
                 Scottsdale Memorial Health Systems, Series B, 1.900%, 11/07/01,
                 AMBAC Insured, SPA - Credit Local de France, 09/01/22+ .......................        VMIG1/A1+       2,700,000
                                                                                                                    ------------
               TOTAL ARIZONA ...................................................................................       6,370,000
                                                                                                                    ------------
               ARKANSAS - 0.7%
    2,000,000  Arkansas State Development Finance Authority Single Family Mortgage
                 Revenue Bond, Mortgage Backed Securities Program, Series H, AMT,
                 2.750%, GNMA / FNMA Insured, 01/02/02 ........................................        NR/SP1+         2,000,000
                                                                                                                    ------------
               CALIFORNIA - 0.6%
    1,500,000  California Higher Education Loan Authority Inc. Student Loan Revenue Bond,
                 Series C, AMT, 2.700%, Letter of Credit - Student Loan Marketing Assoc.,
                 07/01/02+ ....................................................................        VMIG1/A1+       1,500,000
                                                                                                                    ------------
               COLORADO - 2.8%
    4,000,000  Douglas County School District, Douglas & Elbert Counties, Tax Anticipation Notes,
                 3.500%, 06/28/02 .............................................................        MIG1/NR         4,027,028
    3,500,000  University Colorado Certificates of Participation, Series A, 2.650%, 07/01/02,
                 Letter of Credit - Bayerische Landesbank, 07/01/18+ ..........................        VMIG1/A1+       3,500,000
                                                                                                                    ------------
               TOTAL COLORADO ..................................................................................       7,527,028
                                                                                                                    ------------
               CONNECTICUT - 1.5%
      100,000  Connecticut State Health & Educational Facilities Authority Revenue Bond,
                 Ascension Health Credit, Series B, 2.150%, 11/07/01, 11/15/29+ ...............        VMIG1/A1+/F1+     100,000
    4,000,000  Connecticut State Housing Finance Authority Revenue Bond, Subseries B-4,
                 AMT, 1.650%, 11/01/01, AMBAC Insured,  SPA - Federal Home Loan Bank,
                 05/15/32+ ....................................................................        VMIG1/A1+       4,000,000
                                                                                                                    ------------
               TOTAL CONNECTICUT ...............................................................................       4,100,000
                                                                                                                    ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT        MARKET
     AMOUNT                                                                                             RATINGS*        VALUE
    ---------                                                                                           --------       ------

               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               DELAWARE - 0.8%
   $2,000,000  Delaware State General Obligation Unlimited Revenue Bond, Series A,
                 4.000%, 08/01/02 .............................................................        Aaa/AAA/AAA  $  2,022,445
                                                                                                                    ------------
               FLORIDA - 5.3%
    1,000,000  Dade County Industrial Development Authority Pollution Control Revenue Bond,
                 Florida Power & Light Co. Project, 2.050%, 11/01/01, 04/01/20+ ...............        VMIG1/A1        1,000,000
    2,000,000  Florida Housing Finance Agency Revenue Bond, Ashley Lake II Housing, Series J,
                 AMT, 1.980%, 11/07/01, 12/01/11+ .............................................        VMIG1/NR        2,000,000
    2,200,000  Florida Housing Finance Agency Revenue Bond, Huntington Multi-Family
                 Housing Project, Series GGG, 1.950%, 11/07/01, Letter of Credit - Republic
                 National Bank, 12/01/13+ .....................................................        NR/A1+          2,200,000
    2,600,000  Florida Housing Finance Agency Revenue Bond, Oaks Multi-Family Housing,
                 Series A, 1.860%, 11/07/01, Credit Support - Freddie Mac, 07/01/07+ ..........        NR/A1+          2,600,000
    1,000,000  Lakeland Energy Systems Revenue Bond, Series A, 1.950%, 11/07/01, SPA -
                 Toronto Dominion Bank, 10/01/35+ .............................................        VMIG1/A1+/F1+   1,000,000
    2,000,000  Sunshine State Governmental Financing Commission Commercial Paper
                 Revenue Notes, Miami-Dade County Program, Series G, AMT,
                 2.350%, 11/14/01 .............................................................        P1/A1+          2,000,000
    3,000,000  Sunshine State Governmental Financing Commission Commercial Paper
                 Revenue Notes, Miami-Dade County Program, Series G, AMT,
                 2.400%, 01/17/02 .............................................................        P1/A1+          3,000,000
      600,000  Titusville Multi-Purpose Revenue Bond, 2.200%, 11/01/01, 01/01/25+ .............        VMIG1/NR          600,000
                                                                                                                    ------------
               TOTAL FLORIDA ...................................................................................      14,400,000
                                                                                                                    ------------
               GEORGIA - 3.1%
    1,800,000  Burke County Development Authority Pollution Control Revenue Bond, Georgia
                 Power Co. Plant Vogtle 1st, 2.000%, 11/01/01, 04/01/32+ ......................        VMIG1/NR/F1+    1,800,000
    3,840,000  Burke County Development Authority Pollution Control Revenue Bond,
                 Ogelthorpe Power Corp. Project, Series A, 1.950%, 11/07/01, FGIC Insured,
                 SPA - Bayerische Landesbank, 01/01/16+ .......................................        VMIG1/A1+/F1+   3,840,000
    1,100,000  De Kalb County Development Authority Revenue Bond, Metro Atlanta
                 YMCA Project, 1.950%, 11/07/01, Letter of Credit - Wachovia
                 Bank of Georgia, 06/01/20+ ...................................................        NR/A1           1,100,000
    1,500,000  Hapeville Development Authority Industrial Development Revenue Bond,
                 Hapeville Hotel Ltd., 1.950%, 11/01/01, Letter of Credit - Deutsche
                 Bank AG, 11/01/15+ ...........................................................        P1/NR           1,500,000
                                                                                                                    ------------
               TOTAL GEORGIA ...................................................................................       8,240,000
                                                                                                                    ------------
               IDAHO - 0.4%
    1,000,000  Idaho State Tax Anticipation Notes, 3.750%, 06/28/02 ...........................        MIG1/SP1+/F1+   1,007,336
                                                                                                                    ------------
               ILLINOIS - 9.1%
    4,500,000  Chicago Board of Education Revenue Bond, Series B, 2.150%, 11/01/01,
                 FSA Insured, SPA - Dexia Public Finance Bank, 03/01/32+ ......................        VMIG1/A1+/F1+   4,500,000
    1,700,000  Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                  2.300%, 11/07/01, Letter of Credit - Bankers Trust Co., 06/01/12+ ...........        NR/A1+          1,700,000
    1,300,000  Chicago O'Hare International Airport Revenue Bond, General Airport 2nd Lien,
                 Series B, 1.930%, 11/07/01, Letter of Credit - Societe Generale, 01/01/15+ ...        VMIG1/A1+       1,300,000
    1,200,000  Illinois Development Finance Authority Pollution Control Revenue Bond,
                 A. E. Staley Mfg. Co. Project, 1.900%, 11/07/01, Letter of Credit -
                 Cooperative Centrale, 12/01/05+ ..............................................        P1/NR           1,200,000
    2,000,000  Illinois Development Finance Authority Revenue Bond, Metropolitan Family
                 Services, 2.150%, 11/01/01, Letter of Credit - Bank of America National
                 Trust & Savings, 01/01/29+ ...................................................        NR/A1+          2,000,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT        MARKET
     AMOUNT                                                                                             RATINGS*        VALUE
    ---------                                                                                           --------       ------

               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               ILLINOIS (CONTINUED)
   $1,000,000  Illinois Educational Facilities Authority Revenue Bond, ACI / Cultural Pooled
                 Financing, 2.100%, 11/07/01, Letter of Credit - American National Bank &
                 Trust, 07/01/29+ .............................................................        NR/A1        $  1,000,000
    3,800,000  Illinois Educational Facilities Authority Revenue Bond, Columbia College -
                 Chicago, 1.950%, 11/07/01, Letter of Credit - Harris Trust & Savings
                 Bank, 06/01/30+ ..............................................................        NR/A1+          3,800,000
    2,000,000  Illinois Educational Facilities Authority Revenue Bond, National Louis
                 University, Series A, 2.100%, 11/01/01, Letter of Credit - American National
                 Bank & Trust, 06/01/29+ ......................................................        NR/A1+          2,000,000
    2,070,000  Illinois Housing  Development  Authority Revenue Bond, Camelot
                 Multi-Family Housing, AMT, 2.060%, 11/07/01, MBIA Insured, SPA
                 - Bank One NA, 05/01/27+ VMIG1/A1 2,070,000
    1,100,000  Illinois Housing Development Authority Revenue Bond, Illinois Center Apartments,
                 1.860%, 11/07/01, Credit Support - Metropolitan Life Guaranty, 01/01/08+ .....        NR/A1+          1,100,000
    4,000,000  Illinois State Toll Highway Authority Revenue Bond, Toll Highway Priority, Series B,
                 1.900%, 11/07/01, MBIA Insured, Letter of Credit - Societe Generale,
                 01/01/10+ ....................................................................        VMIG1/A1+/F1+   4,000,000
                                                                                                                    ------------
               TOTAL ILLINOIS ..................................................................................      24,670,000
                                                                                                                    ------------
               INDIANA - 0.6%
    1,565,000  Indianapolis Local Public Improvement Bond Bank Revenue Bond, Series A,
                 4.500%, 07/01/02 .............................................................        NR/AA/AA        1,583,813
                                                                                                                    ------------
               KANSAS - 2.4%
    1,600,000  Kansas State Department of Transportation Revenue Bond, Highway
                 Improvement, Series B-1, 1.990%, 11/01/01, Liquidity Provider - Pooled
                 Money Investment Board, 09/01/20+ ............................................        VMIG1/A1+       1,600,000
    3,700,000  Kansas State Department of Transportation Revenue Bond, Highway
                 Improvement, Series B-2, 1.990%, 11/01/01, Liquidity Provider - Pooled
                 Money Investment Board, 09/01/20+ ............................................        VMIG1/A1+       3,700,000
    1,100,000  Olathe Industrial Revenue Bond, Garmin International Inc. Project, AMT,
                 2.250%, 11/07/01, Letter of Credit - Bank of America National Trust &
                 Savings, 01/01/25+ ...........................................................        NR/A1+          1,100,000
                                                                                                                    ------------
               TOTAL KANSAS ....................................................................................       6,400,000
                                                                                                                    ------------
               KENTUCKY - 2.3%
      870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clarke Tissue
                 Project, AMT, 2.250%, 11/07/01, 08/01/29+ ....................................        NR/A1+            870,000
    2,000,000  Jefferson County Board of Education Revenue Anticipation Notes, Series N,
                 3.500%, 06/28/02 .............................................................        MIG1/SP1+       2,012,129
    1,000,000  Kenton County Airport Board Special Facilities Revenue Bond, Series B,
                 2.000%, 11/07/01, Letter of Credit - Commerzbank AG, 10/01/30+ ...............        VMIG1/A1        1,000,000
    1,000,000  Kentucky Asset / Liability Common General Fund, Tax & Revenue Anticipation
                 Notes, Series A, 4.000%, 06/26/02 ............................................        MIG1/SP1+/F1+   1,009,308
    1,255,000  Kentucky Development Financial Authority Revenue Bond, Pooled Loan
                 Program, Series A, 2.050%, 11/01/01, FGIC Insured, 12/01/15+ .................        VMIG1/NR        1,255,000
                                                                                                                    ------------
               TOTAL KENTUCKY ..................................................................................       6,146,437
                                                                                                                    ------------
               MARYLAND - 1.7%
    3,800,000  Montgomery County Housing Opportunities Commission Revenue Bond,
                 Common Housing, Kensington Park - Issue II, 1.980%, 11/07/01,
                 MBIA Insured, SPA - First National Bank, 07/01/28+ ...........................        VMIG1/A1        3,800,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT        MARKET
     AMOUNT                                                                                             RATINGS*        VALUE
    ---------                                                                                           --------       ------

               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               MARYLAND (CONTINUED)
   $  800,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                 Bond, Harford County Resource, 1.800%, 11/07/01, AMBAC Insured,
                 SPA - Credit Local de France, 01/01/08+ ......................................        VMIG1/A1+    $    800,000
                                                                                                                    ------------
               TOTAL MARYLAND ..................................................................................       4,600,000
                                                                                                                    ------------
               MICHIGAN - 9.5%
    3,505,000  Cornell Township Economic Development Corp. Environmental Improvement
                 Revenue Bond, Mead Escanaba Paper Co., 1.990%, 11/01/01,
                 Letter of Credit - Bank of America National Trust & Savings, 11/01/16+ .......        NR/A1+          3,505,000
    1,500,000  Delta County Economic Development Corp. Environmental Improvement
                 Revenue Bond, Mead Escanaba Paper Co., Series C, 1.950%, 11/01/01,
                 Letter of Credit - Bank of Nova Scotia, 12/01/23+ ............................        P1/NR           1,500,000
    9,900,000  Michigan Higher Education Student Loan Revenue Bond, Series XII-B,
                 AMT, 2.000%, 11/07/01, AMBAC Insured, SPA - Kredietbank NV, 10/01/13+ ........        VMIG1/A1        9,900,000
    3,800,000  Michigan Higher Education Student Loan Revenue Bond, Series XII-F,
                 AMT, 2.000%, 11/07/01, AMBAC Insured, SPA - Kredietbank NV, 10/01/20+ ........        VMIG1/NR        3,800,000
    3,000,000  Michigan State Grant Anticipation Notes, Series A, 1.900%, 11/07/01,
                 FSA Insured, SPA - Dexia Credit Local, 09/15/08+ .............................        VMIG1/A1+/F1+   3,000,000
    4,000,000  Michigan State Housing Development Authority Limited Obligation Revenue
                 Bond, Laurel Valley Project, 2.000%, 11/07/01, Letter of Credit - Bank One
                 Michigan, 12/01/07+ ..........................................................        VMIG1/NR        4,000,000
                                                                                                                    ------------
               TOTAL MICHIGAN ..................................................................................      25,705,000
                                                                                                                    ------------
               MINNESOTA - 2.2%
    4,500,000  Minneapolis & St. Paul Metropolitan Airports Commission Bond Anticipation
                 Notes, Series A, 3.500%, 08/01/02 ............................................        NR/SP1+/F1+     4,531,177
    1,500,000  Rochester Health Care Facilities Commercial Paper Revenue Notes,
                 Mayo Foundation, Mayo Medical Center, Series A, 2.300%, SPA - Chase
                 Manhattan Bank, 11/06/01 .....................................................        NR/A1+          1,500,000
                                                                                                                    ------------
               TOTAL MINNESOTA .................................................................................       6,031,177
                                                                                                                    ------------
               MISSOURI - 1.2%
    3,340,000  Missouri State Development Financial Board Recreational Facilities Revenue
                 Bond, YMCA Greater St. Louis Project, Series B, 2.150%, 11/01/01,
                 Letter of Credit - Bank of America NA, 09/01/02+ .............................        NR/A1+          3,340,000
                                                                                                                    ------------
               NEBRASKA - 0.7%
    2,000,000  Omaha Public Power District Electric Revenue Bond, Series A, 4.500%, 02/01/02 ..        Aa2/AA          2,008,828
                                                                                                                    ------------
               NEVADA - 3.3%
    2,300,000  Clark County Airport Improvement Revenue Bond, Sub Lien, Series A-1,
                 1.900%, 11/07/01, Letter of Credit - Westdeutsche Landesbank, 07/01/25+ ......        VMIG1/A1+       2,300,000
      480,000  Clark County Airport Improvement Revenue Bond, Sub Lien, Series A-2, AMT,
                 1.980%, 11/07/01, Letter of Credit - UBS AG, 07/01/25+ .......................        VMIG1/A1+         480,000
    1,120,000  Clark County Airport Revenue Bond, Sub Lien, Series A, AMT, 2.100%,
                 11/01/01, FGIC Insured, SPA - Landesbank Baden - Wuerttember, 07/01/36+ ......        VMIG1/A1+/F1+   1,120,000
    1,000,000  Clark County Highway Improvement Revenue Bond, Motor Vehicle Fuel Tax,
                 5.000%, AMBAC Insured, 07/01/02 ..............................................        Aaa/AAA/AAA     1,015,404
    3,200,000  Clark County Improvement District Revenue Bond, Special Improvement 128,
                 Series A, 2.050%, 11/01/01, Letter of Credit - Bayerische Hypo - und
                 Vereinsbank AG, 02/01/21+ ....................................................        VMIG1/NR/F1+    3,200,000
      800,000  Clark County School District Revenue Bond, Series B, 1.990%, 11/01/01,
                 FSA Insured, SPA - Bayerische Landesbank, 06/15/21+ ..........................        VMIG1/A1+/F1+     800,000
                                                                                                                    ------------
               TOTAL NEVADA ....................................................................................       8,915,404
                                                                                                                    ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT        MARKET
     AMOUNT                                                                                             RATINGS*        VALUE
    ---------                                                                                           --------       ------

               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               NEW JERSEY - 1.5%
   $3,000,000  New Jersey State Tax and Revenue Anticipation Notes, Series C,
                 3.000%, 06/14/02 .............................................................        MIG1/SP1+/F1+$  3,018,258
    1,000,000  New Jersey State Turnpike Authority Revenue Bond, Series D, 1.750%,
                 11/06/01, FGIC Insured, Letter of Credit - Societe Generale, 01/01/18+ .......        VMIG1/A1+/F1+   1,000,000
                                                                                                                    ------------
               TOTAL NEW JERSEY ................................................................................       4,018,258
                                                                                                                    ------------
               NEW YORK - 3.0%
      700,000  Jay Street Development Corp., New York Courts Facility Lease Revenue Bond,
                 New York City Jay Street Project, Series A-2, 1.900%, 11/01/01,
                 Letter Of Credit - Landesbank Hessen Thurigen, 05/01/20+ .....................        VMIG1/A1+/F1+     700,000
    1,300,000  New York City General Obligation Unlimited Revenue Bond, Subseries A-5,
                 1.950%, 11/01/01, Letter of Credit - KBC Bank NV, 08/01/16+ ..................        VMIG1/A1        1,300,000
      825,000  New York City Transitional Finance Authority Revenue Bond, Future Tax
                 Secured, Series A-1, 1.800%, 11/07/01, SPA - Societe Generale, 11/15/26+ .....        VMIG1/A1+/F1+     825,000
      740,000  New York City Transitional Finance Authority Revenue Bond, Future Tax
                 Secured, Subseries B-3, 1.800%, 11/07/01, Liquidity Facility - First National
                 Bank, 11/01/28+ ..............................................................        VMIG1/A1+/F1+     740,000
    2,000,000  New York City Transitional Finance Authority Revenue Bond, New York City
                 Recovery Notes, Series A, 3.250%, 10/02/02 ...................................        MIG1/SP1+/F1+   2,020,119
    1,100,000  New York State Energy Research & Development Authority Pollution Control
                 Revenue Bond, New York State Electric & Gas, Series D, 1.900%, 11/01/01,
                 10/01/29+ ....................................................................        VMIG1/A1+       1,100,000
    1,300,000  New York State Local Government Assistance Corp. Revenue Bond, Series G,
                 1.750%, 11/07/01, Letter of Credit - Bank of Nova Scotia, 04/01/25+ ..........        VMIG1/A1        1,300,000
                                                                                                                    ------------
               TOTAL NEW YORK ..................................................................................       7,985,119
                                                                                                                    ------------
               NORTH CAROLINA - 3.2%
    1,000,000  Durham Public Improvement Revenue Bond, 2.150%, 11/01/01, SPA - Wachovia
                 Bank of NC, 02/01/10+ ........................................................        VMIG1/A1        1,000,000
    2,400,000  East Carolina University, North Carolina University Athletic Department
                 Revenue Bond, Dowdy-Ficklen Stadium Project, 2.050%, 11/07/01, Letter of
                 Credit - Wachovia Bank of NC, 05/01/17+ ......................................        VMIG1/A1        2,400,000
    1,100,000  North Carolina Educational Facilities Finance Agency Revenue Bond, Elon
                 College, 1.950%, 11/07/01, Letter of Credit - Bank of America NA, 01/01/19+ ..        VMIG1/A1+       1,100,000
    2,200,000  North Carolina Educational Facilities Finance Agency Revenue Bond,
                 Greensboro College, 1.950%, 11/07/01, Letter of Credit - Bank of America NA,
                 09/01/27+ ....................................................................        VMIG1/NR        2,200,000
    1,945,000  North Carolina Educational Facilities Finance Agency Revenue Bond, Guilford
                 College, 2.000%, 11/07/01, MBIA Insured, SPA - Bank of America National
                 Trust & Savings, 05/01/24+ ...................................................        VMIG1/NR        1,945,000
                                                                                                                    ------------
               TOTAL NORTH CAROLINA ............................................................................       8,645,000
                                                                                                                    ------------
               OHIO - 0.5%
    1,400,000  Ohio State Water Development Authority Revenue Bond, Environmental
                 Mead Co., Series B, 1.990%, 11/01/01, Letter of Credit - Bank of America NA,
                 11/01/15+ ....................................................................        NR/A1+          1,400,000
                                                                                                                    ------------
               OREGON - 0.8%
    2,200,000  Port of Portland Pollution Control Revenue Bond, Reynolds Metals Co.,
                 1.990%, 11/01/01, Letter of Credit - San Paolo Bank, 12/01/09+ ...............        P1/NR           2,200,000
                                                                                                                    ------------
               PENNSYLVANIA - 11.5%
    5,400,000  Delaware County Industrial Development Authority Airport Facilities Revenue Bond,
                  United Parcel Service Project, 1.990%, 11/01/01, 12/01/15+ ..................        NR/A1+          5,400,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT         MARKET
     AMOUNT                                                                                             RATINGS*         VALUE
    ---------                                                                                           --------        ------
               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               PENNSYLVANIA (CONTINUED)
   $3,000,000  Delaware Valley Regional Finance Authority Local Government Revenue Bond,
                 1.950%, 11/07/01, Letter of Credit - Credit Suisse First Boston, 08/01/16+ ...        VMIG1/A1+    $  3,000,000
    2,100,000  Delaware Valley Regional Finance Authority Local Government Revenue Bond,
                 Series A, 1.950%, 11/07/01, Letter of Credit - Credit Suisse First Boston,
                 12/01/19+ ....................................................................        VMIG1/A1+       2,100,000
    7,400,000  Delaware Valley Regional Finance Authority Local Government Revenue Bond,
                 Series D, 1.950%, 11/07/01, Letter of Credit - Credit Suisse First Boston,
                 12/01/20+ ....................................................................        VMIG1/A1+       7,400,000
    1,080,000  Pennsylvania Energy Development Authority Revenue Bond, B & W Ebensburg
                 Project, AMT, 2.000%, 11/07/01, Letter of Credit - Landesbank Hessen
                 Thurigen, 12/01/11+ ..........................................................        VMIG1/NR        1,080,000
    2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                 Revenue Bond, Series A, AMT, 2.150%, 11/07/01, AMBAC Insured, SPA -
                 Mellon Bank NA, 03/01/27+ ....................................................        VMIG1/A1+       2,000,000
    2,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                 Revenue Bond, Series A, AMT, 2.150%, 11/07/01, AMBAC Insured, SPA -
                 Lloyds TSB Bank, 06/01/31+ ...................................................        VMIG1/A1+       2,500,000
    6,700,000  Philadelphia Water & Wastewater Revenue Bond, Series B, 1.900%, 11/07/01,
                 AMBAC Insured, SPA - Commerzbank AG, 08/01/27+ ...............................        VMIG1/A1/F1     6,700,000
      900,000  Quakertown General Authority Revenue Bond, Pooled Financing Program,
                 Series A, 2.000%, 11/06/01, Letter of Credit - PNC Bank NA, 06/01/28+ ........        VMIG1/NR          900,000
                                                                                                                    ------------
               TOTAL PENNSYLVANIA ..............................................................................      31,080,000
                                                                                                                    ------------
               PUERTO RICO - 0.8%
    2,000,000  Puerto Rico Commonwealth Tax Anticipation Notes, 3.000%, 07/30/02 ..............        MIG1/SP1+       2,013,474
                                                                                                                    ------------
               SOUTH CAROLINA - 1.0%
    2,600,000  South Carolina Educational Facilities Authority Revenue Bond, Furman University
                 Project, Series B, 2.100%, 11/01/01, MBIA Insured, SPA - Wachovia Bank of SC,
                 10/01/26+ ....................................................................        VMIG1/NR/F1+    2,600,000
                                                                                                                    ------------
               SOUTH DAKOTA - 0.3%
      900,000  Lawrence County Pollution Control Revenue Bond, Homestake Mining Project,
                 Series B, 2.000%, 11/01/01, Letter of Credit - Chase Manhattan Bank, 07/01/32+        P1/NR             900,000
                                                                                                                    ------------
               TENNESSEE - 6.6%
    1,350,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing - City of
                 Murfreesboro, 2.150%, 11/01/01, Letter of Credit - Bank of America NA,
                 07/01/11+ ....................................................................        VMIG1/NR        1,350,000
    1,300,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                 Tennessee Municipal Bond Fund, 2.150%, 11/01/01, Letter of Credit -
                 Bank of America NA, 10/01/25+ ................................................        NR/A1+          1,300,000
    2,500,000  Hamilton County Revenue Bond, Tennessee Aquarium Project, 2.150%,
                 11/01/01, Letter of Credit - NationsBank of Georgia, 07/01/21+ ...............        NR/A1+          2,500,000
    7,550,000  Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                 Arbors of Harbor Town Project, 2.000%, 11/07/01, Credit Support -
                 NW Mutual Life Insurance Co., 04/01/13+ ......................................        NR/A1+          7,550,000
    2,300,000  Memphis Center City Finance Corp. Sports Facility Revenue Bond, Memphis
                 Redbirds Foundation, Series A, 2.475%, 11/01/01, Letter of Credit - First
                 Tennessee Bank, 09/01/13+ ....................................................        VMIG1/NR        2,300,000
    1,000,000  Metropolitan Nashville Airport Authority Special Facilities Revenue Bond,
                 American Airlines Project, Series A, 2.000%, 11/01/01, Letter of Credit -
                 Credit Suisse First Boston, 10/01/12+ ........................................        NR/A1+          1,000,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT         MARKET
     AMOUNT                                                                                             RATINGS*         VALUE
    ---------                                                                                           --------        ------

               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               TENNESSEE (CONTINUED)
    1,895,000  Sullivan County Industrial Development Board Pollution Control Revenue Bond,
                 Mead Corp. Project, 1.990%, 11/01/01, Letter of Credit - Union Bank of
                 Switzerland, 10/01/16+ .......................................................        NR/A1+       $  1,895,000
                                                                                                                    ------------
               TOTAL TENNESSEE .................................................................................      17,895,000
                                                                                                                    ------------
               TEXAS - 3.6%
    1,200,000  Austin Airport System Revenue Bond, Series A, AMT, 2.000%, 11/07/01,
                 Letter of Credit - Morgan Guaranty Trust, 11/15/17+ ..........................        NR/A1+/F1+      1,200,000
    1,000,000  Brazos River Harbor Navigation District, Brazoria County Revenue Bond,
                 Dow Chemical Co. Project, Series A, 2.050%, 11/01/01, 08/01/22+ ..............        P1/NR           1,000,000
    1,800,000  Harris County Industrial Development Corp. Solid Waste Disposal Revenue
                 Bond, Exxon Project, AMT, 2.000%, 11/01/01, 04/01/32+ ........................        VMIG1/A1+       1,800,000
      700,000  Metropolitan Higher Education Authority Inc. Higher Education Revenue Bond,
                 University of Dallas Project, 2.200%, 11/01/01, Letter of Credit - Chase Bank
                 of Texas NA, 05/01/19+ .......................................................        NR/F1+            700,000
    2,000,000  Port Arthur Navigation District Commercial Paper Revenue Notes, BASF Corp.
                 Project, Series A, 2.400%, 12/04/01 ..........................................        P1/NR           2,000,000
    3,000,000  Texas State Tax & Revenue Anticipation Notes, Series A-L32, 3.750%, 08/29/02 ...        MIG1/SP1+/F1+   3,031,140
                                                                                                                    ------------
               TOTAL TEXAS .....................................................................................       9,731,140
                                                                                                                    ------------
               UTAH - 1.5%
    1,050,000  Morgan County Solid Waste Disposal Revenue Bond, Holnam Inc. Project, AMT,
                 2.100%, 11/07/01, Letter of Credit - Wachovia Bank, 08/01/31+ ................        VMIG1/A1        1,050,000
    2,000,000  Utah State General Obligation Unlimited Revenue Bond, Series A,
                 5.000%, 07/01/02 .............................................................        Aaa/AAA/AAA     2,031,203
    1,000,000  Utah State Housing Finance Agency Revenue Bond, Single-Family Housing,
                 Series D-1, AMT, 2.100%, 11/07/01, SPA - Bayerische Landesbank, 07/01/31+ ....        VMIG1/NR/F1+    1,000,000
                                                                                                                    ------------
               TOTAL UTAH ......................................................................................       4,081,203
                                                                                                                    ------------
               VIRGINIA - 2.9%
    1,810,000  Arlington County Public Improvement Revenue Bond, 4.000%, 02/01/02 .............        Aaa/AAA/AAA     1,816,492
    1,325,000  Capital Region Airport Commission Airport Revenue Bond, Richmond International
                 Airport Project, Series B, 2.000%, 11/07/01, AMBAC Insured, SPA -
                 Dexia Public Finance Bank, 07/01/25+ .........................................        VMIG1/A1+       1,325,000
    2,405,000  Fairfax County Public Improvement Revenue Bond, Series A, Prerefunded,
                 5.500%, 06/01/02, Credit Support - State Aid Withholding, 06/01/08 (b) .......        Aaa/AAA/AAA     2,509,425
    1,505,000  Norfolk Industrial Development Authority Industrial Development Revenue Bond,
                 James Barry-Robinson Institute, 2.150%, 11/01/01, Letter of Credit - Bank of
                 America NA, 10/01/06+ ........................................................        NR/A1+          1,505,000
      800,000  Richmond Industrial Development Authority Revenue Bond, Virginia Union University
                 Project, 2.150%, 11/01/01, Letter 0f Credit - Bank of America NA, 12/01/07+ ..        NR/A1+            800,000
                                                                                                                    ------------
               TOTAL VIRGINIA ..................................................................................       7,955,917
                                                                                                                    ------------
               WASHINGTON - 0.7%
    1,980,000  Port Bellingham Industrial Development Corp. Industrial Development Revenue
                 Bond, Sauder Woodcraft Corp. Project, 2.200%, 11/07/01, Letter of Credit -
                 Bank of America National Trust & Savings, 12/01/14+ ..........................        Aa1/NR          1,980,000
                                                                                                                    ------------
               WISCONSIN - 2.6%
    2,000,000  Milwaukee Revenue Anticipation Notes, Series B, 3.250%, 08/29/02 ...............        MIG1/SP1+/F1+   2,012,914
    2,929,000  Wisconsin State General Obligation Commercial Paper Revenue Notes,
                 Series 1997 A, 2.000%, Letters of Credit - Commerzbank AG,
                 Bank of Nova Scotia, 12/03/01 ................................................        P1/A1+          2,929,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                      -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                            CREDIT         MARKET
     AMOUNT                                                                                             RATINGS*         VALUE
    ---------                                                                                           --------        ------
               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               WISCONSIN (CONTINUED)
   $2,000,000  Wisconsin State General Obligation Unlimited Revenue Bond, Series C,
                 4.000%, 05/01/02 .............................................................        Aa3/AA       $  2,013,121
                                                                                                                    ------------
               TOTAL WISCONSIN .................................................................................       6,955,035
                                                                                                                    ------------
               WYOMING - 6.0%
    4,025,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                 Series 1984A, 1.990%, 11/01/01, 11/01/14+ ....................................        P1/A1+          4,025,000
      800,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                 Series 1984B, 1.990%, 11/01/01, 11/01/14+ ....................................        P1/A1+            800,000
    4,580,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                 Series 1984C, 1.990%, 11/01/01, 11/01/14+ ....................................        P1/A1+          4,580,000
    2,115,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                 Series 1984D, 1.990%, 11/01/01, 11/01/14+ ....................................        P1/A1+          2,115,000
    4,300,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                 Series 1987B, AMT, 2.000%, 11/01/01, Exxon Corp. Credit Support: GTY
                 Agreement, 07/01/17+ .........................................................        P1/A1+          4,300,000
      350,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                 Series 1987C, AMT, 2.000%, 11/01/01, Exxon Corp. Credit Support: GTY
                 Agreement, 07/01/17+ .........................................................        P1/A1+            350,000
                                                                                                                    ------------
               TOTAL WYOMING ...................................................................................      16,170,000
                                                                                                                    ------------
               TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ..........................................................     269,078,301
                                                                                                                    ------------
TOTAL INVESTMENTS (Cost $269,078,301)(a) ......................................................             99.7%   $269,078,301
PAYABLE TO MANAGER ............................................................................              0.0         (65,294)
PAYABLE TO ADMINISTRATOR ......................................................................              0.0         (17,620)
DIVIDENDS PAYABLE .............................................................................              0.0        (108,303)
OTHER ASSETS AND LIABILITIES (NET) ............................................................              0.3       1,103,724
                                                                                                           -----    ------------
NET ASSETS (270,047,513 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) .........................................            100.0%   $269,990,808
                                                                                                           =====    ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................................    $270,006,814
Accumulated net realized loss on investments ...................................................................         (16,006)
                                                                                                                    ------------
NET ASSETS .....................................................................................................    $269,990,808
                                                                                                                    ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (266,509,138 shares outstanding) ..........................................................................          $ 1.00
                                                                                                                          ======
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (3,538,375 shares outstanding) ............................................................................          $ 1.00
                                                                                                                          ======

------------------------------------------------
+ Variable rate security. The first short term date shown is the next rate change date.
(a) Aggregate cost for Federal tax purposes.
(b) Prerefunded security. The short term date shown is the next prerefund date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
                                  -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2001
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          MARKET
     AMOUNT                                                                                                             VALUE
    ---------                                                                                                          ------

               U.S. GOVERNMENT SECURITIES - 50.9%
  $49,000,000  U.S. Treasury Bill, 2.270% to 2.300%, 11/08/01 to 11/15/01 ......................................    $ 48,968,940
                                                                                                                    ------------
               REPURCHASE AGREEMENTS - 49.0%
   15,000,000  ABN Amro, 2.550%, dated 10/31/01, due 11/01/01,
                 proceeds at maturity, $15,001,063 (a) .........................................................      15,000,000
   13,165,075  Bear Stearns & Co., 2.580%, dated 10/31/01, due 11/01/01,
                 proceeds at maturity, $13,166,019 (b) .........................................................      13,165,075
   19,000,000  Warburg Dillon Reed, 2.560%, dated 10/31/01, due 11/01/01,
                 proceeds at maturity, $19,001,351 (c) .........................................................      19,000,000
                                                                                                                    ------------
               TOTAL REPURCHASE AGREEMENTS .....................................................................      47,165,075
                                                                                                                    ------------
TOTAL INVESTMENTS (Cost $96,134,015) (d) ......................................................             99.9%   $ 96,134,015
PAYABLE TO MANAGER ............................................................................              0.0         (25,657)
PAYABLE TO ADMINISTRATOR ......................................................................              0.0          (6,930)
DIVIDENDS PAYABLE .............................................................................              0.0         (52,421)
OTHER ASSETS AND LIABILITIES (NET) ............................................................              0.1         134,626
                                                                                                           -----    ------------
NET ASSETS (96,180,419 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) .........................................            100.0%   $ 96,183,633
                                                                                                           =====    ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................................    $ 96,180,441
Distributions in excess of net investment income ...............................................................          (2,125)
Accumulated net realized gain on investments ...................................................................           5,317
                                                                                                                    ------------
NET ASSETS .....................................................................................................    $ 96,183,633
                                                                                                                    ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (91,727,701 outstanding shares) ...........................................................................          $ 1.00
                                                                                                                          ======
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (4,452,718 outstanding shares) ............................................................................          $ 1.00
                                                                                                                          ======

--------------------------------------------------------
(a) Collateralized by U.S. Treasury Bond, 7.250%, due 08/15/22, market value $15,610,069.
(b) Collateralized by U.S. Treasury Note, 3.500%, due 01/15/11, market value $13,432,867.
(c) Collateralized by U.S. Treasury Bond, 6.000%, due 02/15/26, market value $19,725,895.
(d) Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                               DOMESTIC PRIME       TAX EXEMPT        U.S. TREASURY
                                                                MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                               -------------    ---------------    ----------------

INVESTMENT INCOME:
   Interest ................................................     $23,384,491        $7,510,568        $4,109,482
                                                                 -----------        ----------        ----------
EXPENSES:
   Investment advisory fees ................................       1,493,731           719,106           274,832
   Administration fees .....................................         423,567           204,244            78,049
   Service fees - Money Market Class .......................         456,195           234,892            86,998
   Shareholder services fees ...............................         222,286            32,840            27,805
   Custodian fees ..........................................          85,625            42,197            33,961
   Legal and audit fees ....................................          70,809            29,142             6,314
   Directors' fees .........................................          32,409            14,978             5,604
   Registration fees .......................................          38,253            28,907            19,552
   Shareholder communications expenses .....................          63,000            17,794             7,871
   Miscellaneous expenses ..................................          20,181             6,454               844
                                                                 -----------        ----------        ----------
   TOTAL EXPENSES ..........................................       2,906,056         1,330,554           541,830
                                                                 -----------        ----------        ----------
   Custodian fee credits ...................................              --              (701)               --
                                                                 -----------        ----------        ----------
   TOTAL NET EXPENSES ......................................       2,906,056         1,329,853           541,830
                                                                 -----------        ----------        ----------
   NET INVESTMENT INCOME ...................................      20,478,435         6,180,715         3,567,652
                                                                 -----------        ----------        ----------
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................          46,832           (13,306)           89,115
                                                                 -----------        ----------        ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....     $20,525,267        $6,167,409        $3,656,767
                                                                 ===========        ==========        ==========

                See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           DOMESTIC PRIME                      TAX EXEMPT                      U.S. TREASURY
                                       MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                      -----------------------            ----------------------           ----------------------
                                    YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,     OCTOBER 31,     OCTOBER 31,       OCTOBER 31,
                                       2001             2000             2001            2000            2001              2000
                                    -----------      -----------      -----------     -----------     -----------       -----------
OPERATIONS:
   Net investment income ........ $  20,478,435     $  21,885,278   $  6,180,715     $  6,912,990     $  3,567,652      $ 4,458,073
   Net realized gain (loss)
    on investments ..............        46,832            12,870        (13,306)              --           89,115           22,140
                                  -------------     -------------   ------------     ------------     ------------      -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...    20,525,267        21,898,148      6,167,409        6,912,990        3,656,767        4,480,213
                                  -------------     -------------   ------------     ------------     ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Money Market Class ..........   (18,644,430)      (20,755,894)    (6,050,543)      (6,835,565)      (3,376,373)      (4,303,872)
    Cash Management Class .......    (1,834,005)       (1,129,384)      (130,172)         (78,195)        (191,279)        (154,201)
                                  -------------     -------------   ------------     ------------     ------------      -----------
                                    (20,478,435)      (21,885,278)    (6,180,715)      (6,913,760)      (3,567,652)      (4,458,073)
                                  -------------     -------------   ------------     ------------     ------------      -----------
   Net realized gain on
    investment transactions
    Money Market Class ..........       (44,094)          (12,859)            --               --          (79,679)         (21,353)
    Cash Management Class .......        (2,738)              (11)            --               --           (4,119)            (787)
                                  -------------     -------------   ------------     ------------     ------------      -----------
                                        (46,832)          (12,870)            --               --          (83,798)         (22,140)
                                  -------------     -------------   ------------     ------------     ------------      -----------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS ...............   (20,525,267)      (21,898,148)    (6,180,715)      (6,913,760)      (3,651,450)      (4,480,213)
                                   ------------     -------------   ------------     ------------     ------------      -----------
CAPITAL SHARE TRANSACTIONS
   ($1.00 PER SHARE)
   Proceeds from shares issued
    Money Market Class .......... 1,510,973,741     1,525,752,537    680,978,392      627,555,886      195,654,241      291,277,152
    Cash Management Class .......    47,053,310        66,991,813     21,416,092       14,674,563       50,796,902       74,243,877
                                  -------------     -------------   ------------     ------------     ------------      -----------
                                  1,558,027,051     1,592,744,350    702,394,484      642,230,449      246,451,143      365,521,029
                                  -------------     -------------   ------------     ------------     ------------      -----------
   Proceeds from reinvestment
    of dividends
    Money Market Class ..........    18,374,036        19,952,259      6,049,470        6,691,036        3,460,400        4,172,640
    Cash Management Class .......     1,846,119         1,037,770        122,709           70,208          143,535           90,598
                                  -------------     -------------   ------------     ------------     ------------      -----------
                                     20,220,155        20,990,029      6,172,179        6,761,244        3,603,935        4,263,238
                                  -------------     -------------   ------------     ------------     ------------      -----------
   Cost of shares redeemed
    Money Market Class ..........(1,313,968,735)   (1,607,295,762)  (636,644,170)    (613,744,076)    (184,022,808)    (327,708,707)
    Cash Management Class .......   (54,799,997)      (24,602,550)   (24,029,838)      (8,715,360)     (50,800,291)     (70,021,903)
                                   ------------     -------------    -----------     ------------     ------------      -----------
                                 (1,368,768,732)   (1,631,898,312)  (660,674,008)    (622,459,436)    (234,823,099)    (397,730,610)
                                  -------------     -------------   ------------     ------------     ------------      -----------
   Net increase (decrease)
    in net assets from
    share transactions ..........   209,478,474       (18,163,933)    47,892,655       26,532,257       15,231,979      (27,946,343)
                                  -------------     -------------   ------------     ------------     ------------      -----------
   NET INCREASE (DECREASE)
    IN NET ASSETS ...............   209,478,474       (18,163,933)    47,879,349       26,531,487       15,237,296      (27,946,343)

NET ASSETS:
   Beginning of period ..........   397,776,773       415,940,706    222,111,459      195,579,972       80,946,337      108,892,680
                                  -------------     -------------   ------------    ------------     ------------      -----------
   End of period ................ $ 607,255,247     $ 397,776,773   $269,990,808     $222,111,459     $ 96,183,633      $80,946,337
                                  =============     =============   ============     ============     ============      ===========

                See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:


                            OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                   ---------------------------------------    --------------------------------
                                                  Net
                   Net Asset                  Realized and                               Net
                     Value,         Net        Unrealized    Total from     Net        Realized
Period Ended       Beginning     Investment     Gain on      Investment  Investment    Gain on
October 31,         of Period     Income      Investments    Operations    Income    Investments
------------       ----------   ----------    ------------   ----------  ---------   -----------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
   2001              $1.00        $0.041       $0.000(c)     $0.041      $(0.041)     $(0.000)(c)
   2000               1.00         0.055        0.000(c)      0.055       (0.055)      (0.000)(c)
   1999               1.00         0.045           --         0.045       (0.045)          --
   1998               1.00         0.050           --         0.050       (0.050)          --
   1997               1.00         0.050           --         0.050       (0.049)      (0.001)
CASH MANAGEMENT CLASS
   2001              $1.00        $0.044       $0.000(c)     $0.044      $(0.044)     $(0.000)(c)
   2000(a)            1.00         0.030        0.000(c)      0.030       (0.030)      (0.000)(c)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
   2001              $1.00        $0.026           --            --      $(0.026)          --
   2000               1.00         0.035           --            --       (0.035)          --
   1999               1.00         0.027           --            --       (0.027)          --
   1998               1.00         0.030           --            --       (0.030)          --
   1997               1.00         0.031           --            --       (0.031)          --
CASH MANAGEMENT CLASS
   2001              $1.00        $0.027           --            --      $(0.027)          --
   2000(a)            1.00         0.019           --            --       (0.019)          --

U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET PORTFOLIO
   2001              $1.00        $0.039       $0.001        $0.040      $(0.039)     $(0.001)
   2000               1.00         0.052        0.000(c)      0.052       (0.052)      (0.000)(c)
   1999               1.00         0.042          --          0.042       (0.042)          --
   1998               1.00         0.048        0.001         0.049       (0.048)      (0.001)
   1997               1.00         0.047        0.001         0.048       (0.047)      (0.001)
CASH MANAGEMENT CLASS
   2001              $1.00        $0.042       $0.001        $0.043      $(0.042)     $(0.001)
   2000(a)            1.00         0.028        0.000(c)      0.028       (0.028)      (0.000)(c)




Selected data for each share class of capital stock outstanding throughout each period indicated:

                                                                   RATIOS TO AVERAGE NET ASSETS
                   DISTRIBUTIONS TO SHAREHOLDERS                      AND SUPPLEMENTAL DATA
                   -----------------------------          -------------------------------------------
                                                                          Ratio of      Ratio of
                                  Net Asset               Net Assets,   Investment      Operating
                                    Value,                  End of       Income         Expenses
Period Ended          Total        End of       Total       Period      to Average     to Average
October 31,       Distributions    Period      Return+    (in 000's)    Net Assets     Net Assets(d)
------------      -------------  -----------   -------    ---------     ----------     -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
   2001            $(0.041)        $1.00         4.31%     $569,728      4.09%          0.59%
   2000             (0.055)         1.00         5.68       354,350      5.55           0.59
   1999             (0.045)         1.00         4.65       415,941      4.55           0.50
   1998             (0.050)         1.00         5.15       357,850      5.03           0.54
   1997             (0.050)         1.00         5.19       280,339      4.99           0.52
CASH MANAGEMENT CLASS
   2001            $(0.044)        $1.00         4.42%      $37,527      4.41%          0.49%
   2000(a)          (0.030)         1.00         3.04        43,427      5.62(b)        0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
   2001                 --         $1.00         2.65%     $266,453      2.58%          0.56%
   2000                 --          1.00         3.52       216,082      3.47           0.53
   1999                 --          1.00         2.71       195,580      2.67           0.49
   1998                 --          1.00         3.08       213,590      3.04           0.50
   1997                 --          1.00         3.12       192,834      3.07           0.53
CASH MANAGEMENT CLASS
   2001                 --         $1.00         2.75%       $3,538      2.74%          0.46%
   2000(a)              --          1.00         1.93         6,029      3.54(b)        0.46(b)

U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET PORTFOLIO
   2001            $(0.040)        $1.00         4.12%      $91,731      3.88%          0.60%
   2000             (0.052)         1.00         5.28        76,634      5.11           0.65
   1999             (0.042)         1.00         4.34       108,893      4.19           0.56
   1998             (0.049)         1.00         5.03       110,879      4.83           0.51
   1997             (0.048)         1.00         4.91        85,204      4.74           0.61(e)
CASH MANAGEMENT CLASS
   2001            $(0.043)        $1.00         4.22%       $4,453      4.16%          0.51%
   2000(a)          (0.028)         1.00         2.81         4,312      5.17(b)        0.59(b)

----------------------------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From commencement of offering on May 1, 2000.
(b) Annualized.
(c) Amount represents less than $0.0005 per share.
(d) For the Tax Exempt Money Market Portfolio, operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the year ended October 31, 1999, 1998, and 1997 were 0.48%, 0.48%, and 0.52%, respectively.
(e) Operating expense ratios after custodian fee credits on securities lending income for the year ended October 31, 1997 was 0.60%.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares" or "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Existing Class of Shares" or "Money Market Class"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Advisor"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS  AND  DISTRIBUTIONS.   Dividends  from  investment  income  (including
realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterization of distributions made by a Portfolio.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Advisor.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For financial reporting purposes for the year ended October 31, 2001, custodian fee credits were $701. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

As of October 31, 2001, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,700 and $13,306 expiring in 2007 and 2008, respectively.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor which provides that the Fund will pay the Advisor a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Advisor provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE TREASURER'S FUND, INC.

    We have audited the accompanying statements of net assets of the Domestic Prime Money Market, the Tax Exempt Money Market, and the U.S. Treasury Money Market Portfolios (each a portfolio of The Treasurer's Fund, Inc.) (the "Fund") as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

New York, New York
December 3, 2001

--------------------------------------------------------------------------------

                   2001 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

   For the fiscal year ended October 31, 2001, 100.0% of the ordinary income dividends paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation for shareholders who are not subject to the alternative minimum tax. The percentage of income dividends from the Fund subject to alternative minimum tax is 19.7%. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

   U.S. GOVERNMENT INCOME:
   The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio during the period from November 1, 2000 through October 31, 2001 which was derived from U.S. Treasury securities was 0.5%, 0.0% and 42.2%, respectively. Such income may be exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Treasury securities. The U.S. Treasury Money Market Portfolio met this requirement. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this requirement in fiscal year 2001.
--------------------------------------------------------------------------------

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                               BOARD OF DIRECTORS

Anthony J. Colavita                    Karl Otto Pohl
Attorney-at-Law                        Former President
Anthony J. Colavita, P.C.              Deutsche Bundesbank

Arthur V. Ferrara                      Anthony R. Pustorino
Former Chairman and                    Certified Public Accountant
Chief Executive Officer                Professor Emeritus,
Guardian Life Insurance                Pace University
Company of America

Mary E. Hauck                          Werner J. Roeder, MD
(Retired) Senior Portfolio Manager     Medical Director
Gabelli-O'Connor Fixed Income          Lawrence Hospital
Mutual Fund Management Co.

Robert C. Kolodny, MD                  Anthonie C. van Ekris
Physician, Author and Lecturer         Managing Director
General Partner of KBS Partnership     BALMAC International, Inc.

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch

                                    OFFICERS

Ronald S. Eaker                        Judith A. Raneri
President and                          Secretary, Treasurer and
Chief Investment Officer               Portfolio Manager

Henley L. Smith                        Bruce N. Alpert
Vice President and                     Vice President
Investment Officer

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

THE
TREASURER'S
FUND,
INC.

Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB TRS AR01 SR
                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2001